Basic and Diluted Loss Per Share	12 Months Ended
Dec. 31, 2018
Basic and diluted earnings per share [abstract]
Basic and Diluted Loss Per Share

10.	BASIC AND DILUTED LOSS PER SHARE

The calculation of basic and diluted loss per share for the year ended December 31, 2018 and 2017 was based on the following:

	2018	2017
Loss attributable to common shareholders	$15,957	$64,865
Weighted average number of common shares outstanding (000s)	312,265	300,511

Basic and diluted loss per share includes the issue of the Special Warrants in December 2018 (note 7(b)) but excludes the effect of 24,606,732 (2017 – 19,847,431) employee share purchase options outstanding, 31,366,800 (2017 – 35,311,559) non-employee share purchase options and warrants, 458,129 DSUs and 196,753 (2017 – 506,495) RSUs, as they are anti-dilutive.